Income Taxes - (Provision) Benefit for Income Taxes in Accompanying Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Statutory tax provision	$ (4.2)	$ (30.8)	$ (17.3)
State income taxes, net of federal benefit	0.7	(3.1)	(1.6)
Change in foreign tax rates	(1.4)	7.0
Foreign rate differential	5.2	2.8	4.1
Asset impairments			(8.0)
Nondeductible expenses	(0.6)	(1.1)	(1.3)
Change in valuation allowance	(4.5)	(2.1)	(3.5)
Other, net	(3.3)	(3.1)	(0.4)
Total income tax provision	$ (8.1)	$ (30.4)	$ (28.0)